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                         MALACHI MILLENNIUM INCOME TRUST
                         -------------------------------


                             TREASURERS' GOVERNMENT
                             ----------------------
                                MONEY MARKET FUND
                                -----------------









                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2002
                                   (UNAUDITED)












     INVESTMENT ADVISER                                   ADMINISTRATOR
TRIAS CAPITAL MANAGEMENT, INC.                      ULTIMUS FUND SOLUTIONS, LLC
 140 South Dearborn Street                                P.O. Box 46707
        Suite 1620                                  Cincinnati, Ohio 45246-0707
     Chicago, IL 60603                                    1.888.534.2001





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


                                                           MALACHI MILLENNIUM INCOME TRUST
                                                     TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2002 (UNAUDITED)
----------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at amortized cost and value (Note 2)            $ 19,575,694
      Investment in repurchase agreements (Note 2)                                    200,572
      Receivable from Investment Manager (Note 3)                                      39,959
      Interest receivable                                                               1,207
      Other assets                                                                     24,025
                                                                                 ------------
                   Total Assets                                                    19,841,457
                                                                                 ------------

LIABILITIES
      Dividends payable                                                                 1,886
      Payable to affiliate (Note 3)                                                     5,000
      Other accrued expenses                                                           13,650
                                                                                 ------------
                   Total Liabilities                                                   20,536
                                                                                 ------------

NET ASSETS                                                                       $ 19,820,921
                                                                                 ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                            $ 19,848,547
      Accumulated net realized losses from security transactions                      (27,626)
                                                                                 ------------

NET ASSETS                                                                       $ 19,820,921
                                                                                 ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
      NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                                   19,848,547
                                                                                 ============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (Note 2)          $       1.00
                                                                                 ============



See accompanying notes to financial statements.


                                                           MALACHI MILLENNIUM INCOME TRUST
                                                     TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Interest income                                                          $    355,953
                                                                                 ------------

EXPENSES
        Administration, fund accounting, shareholder services
         and transfer agent fees (Note 3)                                              30,000
        Investment management fees (Note 3)                                            26,665
        Professional fees                                                              17,755
        Trustees' fees and expenses                                                    16,132
        S & P rating expense                                                           11,250
        Custody fees                                                                    5,389
        Insurance expense                                                               4,014
        Postage and supplies                                                            1,091
        Reports to shareholders                                                           355
        Other expenses                                                                    714
                                                                                 ------------
               Total Expenses                                                         113,365
        Fees waived and expenses reimbursed by the Investment
          Manager (Note 3)                                                            (66,736)
                                                                                 ------------
               Net Expenses                                                            46,629
                                                                                 ------------

NET INVESTMENT INCOME                                                                 309,324
                                                                                 ------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS                                         (1,864)
                                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    307,460
                                                                                 ============


See accompanying notes to financial statements.

                                                           MALACHI MILLENNIUM INCOME TRUST
                                                     TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED      YEAR ENDED
                                                              MARCH 31, 2002      SEPTEMBER 30,
                                                                (UNAUDITED)           2001
                                                             ----------------     -------------
FROM OPERATIONS
     Net investment income                                    $    309,324         $  1,204,961
     Net realized losses from security transactions                 (1,864)              (3,907)
                                                              ------------         ------------
           Net increase in net assets resulting
           from operations                                         307,460            1,201,054
                                                              ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                   (309,324)          (1,204,961)
                                                              ------------         ------------

FROM CAPITAL SHARE TRANSACTIONS (a)
     Proceeds from shares sold                                  26,410,234           14,511,812
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                            292,235              877,754
     Payments for shares redeemed                              (27,312,445)         (12,205,358)
                                                              ------------         ------------
          Net increase (decrease) in net assets from
           capital share transactions                             (609,976)           3,184,208
                                                              ------------         ------------

        Total increase (decrease) in net assets                   (611,840)           3,180,301

NET ASSETS
     Beginning of period                                        20,432,761           17,252,460
                                                              ------------         ------------
     End of period                                            $ 19,820,921         $ 20,432,761
                                                              ============         ============


(a) Capital share transactions are identical to the dollar values shown.



See accompanying notes to financial statements.

                                                                                                 MALACHI MILLENNIUM INCOME TRUST
                                                                                            TREASURERS' GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                             SIX MONTHS
                                                ENDED           YEAR           YEAR          YEAR           YEAR            YEAR
                                               MARCH 31,        ENDED          ENDED         ENDED          ENDED           ENDED
                                                 2002        SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                             (UNAUDITED)         2001           2000          1999           1998            1997
                                              ---------       ---------    ------------  ------------   ------------  -------------
PER SHARE DATA
--------------
Net asset value at beginning of period       $   1.000     $     1.000     $     1.000    $     1.000    $     1.000      $  1.000

Net investment income                            0.011           0.050           0.057          0.049          0.053         0.051

Dividends from net investment income            (0.011)         (0.050)         (0.057)        (0.049)        (0.053)       (0.051)
                                             ---------     -----------     -----------    -----------    -----------      --------

Net asset value at end of period             $   1.000     $     1.000     $     1.000    $     1.000    $     1.000      $  1.000
                                             =========     ===========     ===========    ===========    ===========      ========

TOTAL RETURN                                 2.26% (a)            5.08%           5.89%          5.03%          5.33%         5.06%
                                             =========     ===========     ===========    ===========    ===========      ========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period (000's)          $  19,821     $    20,433     $    17,252    $    65,541    $    33,708      $    111

Ratios net of fees waived and expenses
reimbursed by Investment Manager (Note 3)
   Ratio of net expenses to average
    net assets                               0.35% (a)            0.29%           0.25%          0.25%          0.22%         0.00%
   Ratio of net investment income to
    average net assets                       2.32% (a)            4.79%           5.67%          4.92%          5.33%         5.06%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager (Note 3)
   Ratio of expenses to average net assets   0.85% (a)            0.78%           0.77%          0.69%          0.80%        30.19%
   Ratio of net investment income/(loss)
    to average net assets                    1.82% (a)            4.30%           5.15%          4.48%          4.74%       -25.13%


(a)  Annualized.



See accompanying notes to financial statements.

                                                MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                 PAR VALUE           VALUE
                                                               ------------       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.8%

Federal Home Loan Bank,
    discount note, due 4/5/2002                                 $3,346,000          $3,345,356
    discount note, due 5/17/2002                                 1,000,000             997,777
    discount note, due 7/12/2002                                   500,000             497,379
                                                                                  ------------
      Total Federal Home Loan Bank                                                   4,840,512
                                                                                  ------------

Federal Home Loan Mortgage Corporation,
    discount note, due 4/2/2002                                  2,000,000           1,999,904
                                                                                  ------------

Federal National Mortgage Association
    discount note, due 4/3/2002                                  5,599,000           5,598,465
    discount note, due 4/17/2002                                   469,000             468,635
    discount note, due 4/24/2002                                 1,100,000           1,098,770
    discount note, due 5/8/2002                                    100,000              99,819
    discount note, due 7/10/2002                                 1,000,000             995,028
    discount note, due 8/5/2002                                  1,000,000             993,682
    discount note, due 8/9/2002                                  1,000,000             993,356
    discount note, due 11/15/2002                                1,000,000             987,523
    2.41%, due 3/20/2003, callable 6/20/2002                     1,500,000           1,500,000
                                                                                  ------------
    Total Federal National Mortgage Association                                     12,735,278
                                                                                  ------------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                       $19,575,694
                                                                                  ------------

REPURCHASE AGREEMENTS (a) - 1.0%
                                                               FACE AMOUNT
                                                               -----------
     Fifth Third Bank,
         1.25%, dated 3/28/2002, due 4/1/2002,
         repurchase proceeds of $200,600                        $ 200,572            $ 200,572
                                                                                  ------------

TOTAL INVESTMENTS AT VALUE (AMORTIZED COST $19,776,266) - 99.8%                   $ 19,776,266

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                            44,655
                                                                                  ------------
NET ASSETS - 100.0%                                                               $ 19,820,921
                                                                                  ============

(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.


See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust, formerly the Millennium Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book basis and tax basis of distributable earnings as of March 31, 2002 and distributions for the periods ended March 31, 2002 and September 30, 2001.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     As of September 30, 2001, the Fund had capital loss carryforwards for federal income tax purposes of $21,855, of which $19,379 expire on September 30, 2008 and $2,476 expire of September 30, 2009. In addition, the Fund had net realized capital losses of $3,907 during the period November 1, 2000 through September 30, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending September 30, 2002. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to maintain total operating expenses of the Fund at the annual rate of .35% of average daily net assets, Trias voluntarily waived its entire investment advisory fee and has agreed to reimburse the Fund for $40,071 of additional operating expenses for the six months ended March 31, 2002.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the six months ended March 31, 2002, Ultimus was paid $30,000 of fees under the Agreement.